UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-10399
                 ----------------------------------------------

                             HENDERSON GLOBAL FUNDS
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      737 NORTH MICHIGAN AVENUE, SUITE 1700
                             CHICAGO, ILLINOIS 60611
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

   (Name and Address of Agent for Service)                 Copy to:

     CHRISTOPHER K. YARBROUGH                         CATHY G. O'KELLY
    737 NORTH MICHIGAN AVENUE,               VEDDER, PRICE, KAUFMAN & KAMMHOLZ
            SUITE 1700                            222 NORTH LASALLE STREET
     CHICAGO, ILLINOIS 60611                      CHICAGO, ILLINOIS 60601

       Registrant's telephone number, including area code: (312) 397-1122


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2008

Item 1. Schedule of Investments.


HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)
HENDERSON GLOBAL REAL ESTATE EQUITIES FUND
MARCH 31, 2008


                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------

COMMON STOCKS - 29.55%
               AUSTRIA - 1.20%
        1,200  Warimpex Finanz und
               Beteiligungs AG               $   12,314
                                             ----------
               CANADA - 0.71%
          375  Brookfield Properties
               Corp.                              7,241
                                             ----------
               FINLAND - 1.74%
        2,000  Technopolis Oyj                   17,840
                                             ----------
               GUERNSEY ISLE - 1.00%
        1,200  RGI International, Ltd. *         10,236
                                             ----------
               HONG KONG - 15.95%
       18,000  China Overseas Land &
               Investment, Ltd.                  32,842
        8,000  Hysan Development Co.,
               Ltd.                              22,306
        7,000  Sun Hung Kai Properties,
               Ltd.                             108,382
                                             ----------
                                                163,530
                                             ----------
               JAPAN - 5.81%
        3,000  Mitsui Fudosan Co., Ltd.          59,561
                                             ----------
               SWEDEN - 1.19%
        1,000  Castellum AB                      12,202
                                             ----------
               UNITED STATES - 1.95%
          211  American Tower Corp. *             8,273
          107  MGM Mirage *                       6,288
          105  Starwood Hotels & Resorts
               Worldwide, Inc.                    5,434
                                             ----------
                                                 19,995
                                             ----------

               TOTAL COMMON STOCK
               (Cost $308,257)                  302,919
                                             ----------

REAL ESTATE INVESTMENT TRUSTS - 63.21%
               AUSTRALIA - 9.71%
       10,000  Goodman Group                     39,389
        3,700  Westfield Group                   60,189
                                             ----------
                                                 99,578
                                             ----------
               CANADA - 2.23%
          397  Calloway Real Estate
               Investment Trust                   7,809
          258  Dundee Real Estate
               Investment Trust                   8,164
          703  InnVest Real Estate
               Investment Trust                   6,849
                                             ----------
                                                 22,822
                                             ----------


                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
               FRANCE - 5.57%
          100  ICADE                         $   14,881
          164  Unibail-Rodamco                   42,206
                                             ----------
                                                 57,087
                                             ----------
               JAPAN - 4.54%
            4  Japan Real Estate
               Investment Corp.                  46,549
                                             ----------
               SINGAPORE - 4.16%
       17,000  CapitaMall Trust                  42,610
                                             ----------
               UNITED KINGDOM - 6.90%
        2,500  Big Yellow Group plc              21,571
          900  Derwent London plc                27,114
        1,000  Hammerson plc                     22,109
                                             ----------
                                                 70,794
                                             ----------
               UNITED STATES - 30.10%
          220  AMB Property Corp.                11,972
          326  BioMed Realty Trust, Inc.          7,788
          465  Cedar Shopping Centers, Inc.       5,431
          214  Corporate Office
               Properties Trust                   7,193
          373  Digital Realty Trust, Inc.        13,242
          185  Entertainment Properties
               Trust                              9,126
          161  Essex Property Trust, Inc.        18,351
          136  Federal Realty Investment Trust   10,601
          214  First Industrial Realty
               Trust, Inc.                        6,611
        1,271  GMH Communities Trust             11,032
          205  Health Care REIT, Inc.             9,252
          260  Hospitality Properties
               Trust                              8,845
          496  Inland Real Estate Corp.           7,544
          845  Medical Properties Trust,
               Inc.                               9,565
          211  Mid-America Apartment
               Communities, Inc.                 10,516
          282  Post Properties, Inc.             10,891
          380  ProLogis                          22,367
          266  Regency Centers Corp.             17,226
          409  Simon Property Group, Inc.        38,000
          225  SL Green Realty Corp.             18,331
          393  Sunstone Hotel Investors,
               Inc.                               6,292
          219  Taubman Centers, Inc.             11,410
          640  U-Store-It Trust                   7,251
          304  Ventas, Inc.                      13,653
          187  Vornado Realty Trust              16,121
                                             ----------
                                                308,611
                                             ----------

               TOTAL REAL ESTATE
               INVESTMENT TRUSTS
               (Cost $624,453)                  648,051
                                             ----------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)
HENDERSON GLOBAL REAL ESTATE EQUITIES FUND
MARCH 31, 2008 (CONTINUED)



               TOTAL LONG TERM
               INVESTMENTS
               (Cost $932,710)               $  950,970
                                             ----------

SHORT TERM INVESTMENT - 5.58%
       57,205  Fidelity Institutional
               Treasury Portfolio                57,205
                                             ----------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $57,205)                    57,205
                                             ----------
TOTAL INVESTMENTS - 98.34%
               (Cost $989,915)                1,008,175
                                             ----------
NET OTHER ASSETS AND LIABILITIES -
  1.66%                                          17,056
                                             ----------
TOTAL NET ASSETS - 100.00%                   $1,025,231
                                             ----------

        *  Non income producing security



                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

HENDERSON GLOBAL REAL ESTATE EQUITIES FUND
MARCH 31, 2008 (CONTINUED)

OTHER INFORMATION:

INDUSTRY CONCENTRATION AS                              % OF NET
A PERCENTAGE OF NET ASSETS:                             ASSETS
---------------------------------------------------------------
Real Estate Management & Development                     27.60%
Retail REIT                                              25.87
Office REIT                                              12.52
Specialized REIT                                          9.00
Industrial REIT                                           7.84
Residential REIT                                          4.96
Diversified REIT                                          3.02
Wireless Telecommunication Services                       0.81
Casinos & Gaming                                          0.61
Hotels, Resorts & Cruises                                 0.53
                                                   -----------
Long Term Investments                                    92.76
Short Term Investment                                     5.58
                                                   -----------
Total Investments                                        98.34
Net Other Assets and Liabilities                          1.66
                                                   -----------
                                                        100.00%
                                                   ===========

Henderson Global Real Estate Equities Fund
Notes to Portfolio of Investments

1. All percentages are based on the net assets of the Henderson Global Real Estate Equities Fund (the "Fund") as of March 31, 2008.

2. Net unrealized appreciation of the Fund's investment securities was $18,260, of which $33,787 related to appreciated investment securities and $15,527 related to depreciated investment securities for the fiscal quarter ended March 31, 2008.

3. Securities traded on a recognized stock exchange or market are generally valued at the latest reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

Short-term investments purchased with an original or remaining maturity of 60 days or less valued at amortized cost, which approximates market value.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "Fair value", that value may be different from the last quoted market price for the security.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective February 29, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     o    Level 1 - quoted prices in active markets for identical investments

     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's investments carried at value:

Henderson Global Real Estate Equities Fund
Notes to Portfolio of Investments
                                                                OTHER
                                         INVESTMENTS IN       FINANCIAL
VALUATION INPUTS                          SECURITIES         INSTRUMENTS*
Level 1 - Quoted Prices                      $ 1,008,175                 $ 0
Level 2 - Other Significant
Observable Inputs                                      -                   -
Level 3 - Significant
Unobservable Inputs                                    -                   -
                                      ------------------  ------------------
TOTAL                                        $ 1,008,175                 $ 0
                                      ==================  ==================

*Other financial instruments include futures, forwards and swap contracts.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)
HENDERSON INTERNATIONAL EQUITY FUND
MARCH 31, 2008



                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------

COMMON STOCKS - 96.73%
               AUSTRIA - 2.49%
          654  Andritz AG                    $   35,900
          414  Schoeller-Bleckmann
               Oilfield Equipment AG             36,889
                                             ----------
                                                 72,789
                                             ----------
               BRAZIL - 1.91%
          546  Petroleo Brasileiro,
               S.A., ADR                         55,752
                                             ----------
               CHINA - 2.66%
        1,051  China Medical
               Technologies, Inc., ADR           43,185
       18,500  China Railway
               Construction Corp., Class H *     25,435
          228  Suntech Power Holdings
               Co., Ltd., ADR *                   9,248
                                             ----------
                                                 77,868
                                             ----------
               CYPRUS - 2.01%
        7,220  Marfin Popular Bank
               Public Co., Ltd.                  58,817
                                             ----------
               GERMANY - 7.09%
          541  Bauer AG                          35,574
          896  Bayer AG                          71,803
          896  GFK AG                            35,435
          594  Siemens AG                        64,378
                                             ----------
                                                207,190
                                             ----------
               GREECE - 1.59%
        1,000  Coca-Cola Hellenic
               Bottling Co. S.A.                 46,573
                                             ----------
               HONG KONG - 3.97%
        2,500  China Mobile, Ltd.                37,198
        2,849  Melco PBL Entertainment
               (Macau), Ltd., ADR *              32,422
        3,000  Sun Hung Kai Properties,
               Ltd.                              46,449
                                             ----------
                                                116,069
                                             ----------
               INDIA - 1.33%
        3,058  Reliance Communications,
               Ltd., GDR (a)                     38,743
                                             ----------
               IRELAND - 1.21%
        1,514  IAWS Group plc                    35,375
                                             ----------



                                                 VALUE
    SHARES                                     (NOTE 3)
  -----------                                 ---------
               ITALY - 5.04%
        2,100  Autogrill SpA                 $   31,347
        1,154  Saipem SpA                        46,713
       10,322  UniCredito Italiano SpA           69,094
                                             ----------
                                                147,154
                                             ----------
               JAPAN - 16.05%
          600  Aeon Fantasy Co., Ltd.             5,303
        1,300  Aeon Mall Co., Ltd.               36,060
          600  Daiichikosho Co., Ltd.             5,857
        6,000  Daiwa Securities Group, Inc.      52,006
          400  Fanuc, Ltd.                       38,042
          200  Hitachi Systems &
               Services, Ltd.                     4,394
        1,000  Kanto Tsukuba Bank, Ltd.           5,407
        2,000  Kinki Sharyo Co., Ltd.             6,080
        1,600  Komatsu, Ltd.                     44,382
        3,000  Meisei Industrial Co., Ltd.        6,832
          300  Nintendo Co., Ltd.               154,695
        2,000  Nippon Chemical
               Industrial Co., Ltd.               4,735
        3,000  Oenon Holdings, Inc.               5,658
          200  Sanei-International Co., Ltd.      2,821
          400  SMC Corp.                         42,175
        5,000  The Bank of Yokohama, Ltd.        33,959
          300  Xebio Co., Ltd.                    7,690
          150  Yamada Denki Co., Ltd.            12,941
                                             ----------
                                                469,037
                                             ----------
               MALAYSIA - 1.41%
       49,000  Alliance Financial Group
               Berhad                            41,057
                                             ----------
               NETHERLANDS - 1.35%
        3,155  Wavin N.V.                        39,350
                                             ----------
               RUSSIA - 0.25%
           71  Wimm-Bill-Dann Foods, ADR          7,276
                                             ----------
               SINGAPORE - 16.31%
       50,000  Banyan Tree Holdings, Ltd.        49,766
        8,000  Capitaland, Ltd.                  36,906
        7,000  Fraser & Neave, Ltd.              24,665
        9,000  Keppel Corp., Ltd.                64,732
       30,000  SC Global Developments, Ltd.      29,206
        4,000  Singapore Airlines, Ltd.          45,334
        6,000  Singapore Technologies
               Engineering, Ltd.                 14,734
       19,000  StarHub, Ltd.                     41,963
       29,000  Tat Hong Holdings, Ltd.           46,772
        4,000  United Overseas Bank, Ltd.        55,621
       22,000  Wilmar International, Ltd. *      66,809
                                             ----------
                                                476,508
                                             ----------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)
HENDERSON INTERNATIONAL EQUITY FUND
MARCH 31, 2008

                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
               SWITZERLAND - 10.80%
        2,238  ABB, Ltd.                     $   60,079
          457  Credit Suisse Group               23,262
          265  Lonza Group AG                    35,143
          202  Nestle S.A.                      100,939
           30  SGS S.A.                          43,138
          181  Syngenta AG                       53,037
                                             ----------
                                                315,598
                                             ----------
               TAIWAN - 3.88%
        5,736  Fubon Financial Holding
               Co., Ltd., GDR                    62,236
          569  High Tech Computer Corp.,
               GDR                               51,210
                                             ----------
                                                113,446
                                             ----------
               TURKEY - 0.68%
        3,574 Turkiye Halk Bankasi A.S. *        19,821
                                             ----------
               UNITED KINGDOM - 16.70%
        1,090  Anglo American plc                65,504
        5,514  BowLeven plc *                    37,864
          851  Cairn Energy plc *                47,864
        3,199  ICAP plc                          36,125
        5,436  Man Group plc                     59,823
          953  Rio Tinto plc                     98,975
        4,404  Serco Group plc                   39,660
        2,200  Spectris plc                      32,507
          995  Xstrata plc                       69,649
                                             ----------
                                                487,971
                                             ----------

               TOTAL COMMON STOCK
               (Cost $2,817,558)              2,826,394
                                             ----------

PREFERRED STOCK - 2.93%

               GERMANY - 2.93%
        1,028  Fresenius AG                      85,611
                                             ----------

               TOTAL PREFERRED STOCK
               (Cost $82,881)                    85,611
                                             ----------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $2,900,439)              2,912,005
                                             ----------

SHORT TERM INVESTMENT - 7.30%

      213,352  Fidelity Institutional
               Treasury Portfolio               213,352
                                             ----------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $213,352)                  213,352
                                             ----------
TOTAL INVESTMENTS - 106.96%
               (Cost $3,113,791)              3,125,357
                                             ----------
NET OTHER ASSETS AND LIABILITIES -
  (6.96)%                                      (203,440)
                                             ----------
TOTAL NET ASSETS - 100.00%                   $2,921,917
                                             ----------

        *  Non income producing security

      (a) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

      ADR  American Depository Receipt

      GDR  Global Depository Receipts

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

HENDERSON INTERNATIONAL EQUITY FUND
MARCH 31, 2008 (CONTINUED)


OTHER INFORMATION:

INDUSTRY CONCENTRATION AS                              % OF NET
A PERCENTAGE OF NET ASSETS:                              ASSETS
--------------------------------------------------------------
Diversified Banks                                         8.37%
Diversified Metal & Mining                                8.01
Home Entertainment Software                               5.30
Industrial Conglomerates                                  5.26
Real Estate Management & Development                      5.09
Packaged Foods & Meats                                    4.91
Health Care Equipment                                     4.41
Industrial Machinery                                      4.18
Wireless Telecommunication Services                       4.04
Investment Banking & Brokerage                            3.02
Oil & Gas Exploration & Products                          2.93
Oil & Gas Equipment & Services                            2.86
Construction & Engineering                                2.80
Diversified Commercial & Professional Services            2.69
Diversified Chemicals                                     2.46
Agricultural Products                                     2.29
Other Diversified Financial Services                      2.13
Heavy Electrical Equipment                                2.06
Asset Management & Custody Banks                          2.05
Integrated Oil & Gas                                      1.91
Fertilizer & Agricultural Chemicals                       1.82
Computer Hardware                                         1.75
Hotels, Resorts & Cruises                                 1.70
Trading Company & Distribution                            1.60
Soft Drinks                                               1.59
Airlines                                                  1.55
Construction, Farm Machinery & Trucks                     1.52
Environment & Facilities Services                         1.36
Regional Banks                                            1.35
Life Sciences Tools & Services                            1.20
Electronic Equipment Manufacturing                        1.11
Casinos & Gaming                                          1.11
Restaurants                                               1.07
Building-Heavy Construction                               0.87
Diversified Capital Markets                               0.80
Aerospace & Defense                                       0.50
Consumer Electronics                                      0.44
Electric Components & Equipment                           0.31
Specialty Stores                                          0.26
Movies & Entertainment                                    0.20
Distillers & Vintners                                     0.19
Leisure Facilities                                        0.18
Commodity Chemicals                                       0.16
IT Consulting & Other Services                            0.15
Apparel, Accessories & Luxury Goods                       0.10
                                                   -----------
Long Term Investments                                    99.66
Short Term Investment                                     7.30
                                                   -----------
Total Investments                                       106.96
Net Other Assets and Liabilities                         (6.96)
                                                   -----------
                                                        100.00%
                                                   ===========

Henderson International Equity Fund
Notes to Portfolio of Investments

1. All percentages are based on the net assets of the Henderson International Equity Fund (the "Fund") as of March 31, 2008.

2. Net unrealized appreciation of the Fund's investment securities was $11,566, of which $86,416 related to appreciated investment securities and $74,850 related to depreciated investment securities for the fiscal quarter ended March 31, 2008.

3. Securities traded on a recognized stock exchange or market are generally valued at the latest reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

Short-term investments purchased with an original or remaining maturity of 60 days or less valued at amortized cost, which approximates market value.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "Fair value", that value may be different from the last quoted market price for the security.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 31, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     o    Level 1 - quoted prices in active markets for identical investments

     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's investments carried at value:

Henderson Global Real Estate Equities Fund
Notes to Portfolio of Investments


                                                                  OTHER
                                          INVESTMENTS IN        FINANCIAL
VALUATION INPUTS                            SECURITIES         INSTRUMENTS*
Level 1 - Quoted Prices                       $3,125,357                  $ 0
Level 2 - Other Significant
Observable Inputs                                      -                    -
Level 3 - Significant
Unobservable Inputs                                    -                    -
                                      ------------------  -------------------
TOTAL                                         $3,125,357                  $ 0
                                      ==================  ===================

*Other financial instruments include futures, forwards and swap contracts.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal controls over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS

By:      /s/ Sean Dranfield
         ------------------
         Sean Dranfield
         President (principal executive officer) of Henderson Global Funds

Date:    May 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Sean Dranfield
         ------------------
         Sean Dranfield
         President (principal executive officer) of Henderson Global Funds

Date:    May 23, 2008


By:      /s/ Scott Volk
         ----------------
         Scott Volk
         Treasurer (principal financial officer) of Henderson Global Funds

Date:     May 23, 2008